SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate	0.00%	0.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate	0.00%	0.00%
Expected term	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date	$ 0.99	$ 1.00
Risk-free interest rate	3.83%	3.83%
Volatility	232.05%	232.05%
Expected term	6 years	6 years
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date	$ 0.73	$ 0.97
Risk-free interest rate	4.38%	4.00%
Volatility	239.06%	169.22%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date	$ 0.29	$ 0.32
Risk-free interest rate	3.30%	3.30%
Volatility	92.54%	92.54%
Expected term	3 years 6 months	3 years 6 months
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date	$ 0.21	$ 0.37
Risk-free interest rate	2.95%	2.95%
Volatility	81.92%	81.92%